Staff costs (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Staffing Costs [Abstract]
Summary of Staff Costs

	Year ended December 31,
in USD ‘000	2019	2018	2017
Wages and salaries	10,403	9,023	7,715
Social charges	2,124	946	993
Post-employment benefits expense	145	416	435
Share-based payments	11,884	9,152	8,856
Total staff costs	24,556	19,537	17,999